Total Invested Assets and Related Net Investment Income - Assets and Liabilities Carried at Fair Value on a Recurring Basis by Hierarchy (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	$ 271,827	$ 269,112
Less: Liabilities arising from investing activities	247,257	246,141
Financial assets	143,061	137,691
Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	203,236	205,239
Less: Liabilities arising from investing activities	2,298	1,759
Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	39,687	42,113
Less: Liabilities arising from investing activities	11	5
Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	151,901	152,426
Less: Liabilities arising from investing activities	2,284	1,751
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	11,648	10,700
Less: Liabilities arising from investing activities	3	3
Financial assets	11,648	10,700	$ 9,785
Investment contract liabilities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Less: Liabilities arising from investing activities	3	3
Investment contract liabilities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Less: Liabilities arising from investing activities	0	0
Investment contract liabilities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Less: Liabilities arising from investing activities	0	0
Investment contract liabilities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Less: Liabilities arising from investing activities	3	3
Derivative liabilities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Less: Liabilities arising from investing activities	2,295	1,756
Derivative liabilities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Less: Liabilities arising from investing activities	11	5
Derivative liabilities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Less: Liabilities arising from investing activities	2,284	1,751
Derivative liabilities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Less: Liabilities arising from investing activities	0	0
Canadian federal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	5,576	5,198
Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	74,443	72,619
Canadian provincial and municipal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	13,065	13,296
Corporate
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	39,883	40,064
Fair value through profit or loss | Canadian federal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	3,830	3,366
Fair value through profit or loss | Canadian federal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	3,830	3,366
Fair value through profit or loss | Canadian federal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Canadian federal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	3,815	3,351
Fair value through profit or loss | Canadian federal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	15	15
Fair value through profit or loss | Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	61,402	59,967
Fair value through profit or loss | Debt securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	61,402	59,967
Fair value through profit or loss | Debt securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,253	1,103
Fair value through profit or loss | Debt securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	59,776	58,447
Fair value through profit or loss | Debt securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	373	417
Fair value through profit or loss | Canadian provincial and municipal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	11,866	12,158
Fair value through profit or loss | Canadian provincial and municipal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	11,866	12,158
Fair value through profit or loss | Canadian provincial and municipal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Canadian provincial and municipal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	11,852	12,142
Fair value through profit or loss | Canadian provincial and municipal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	14	16
Fair value through profit or loss | U.S. government and agency | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,380	1,231
Fair value through profit or loss | U.S. government and agency | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,253	1,103
Fair value through profit or loss | U.S. government and agency | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	125	125
Fair value through profit or loss | U.S. government and agency | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	2	3
Fair value through profit or loss | Other foreign government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	4,929	5,361
Fair value through profit or loss | Other foreign government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Other foreign government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	4,895	5,318
Fair value through profit or loss | Other foreign government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	34	43
Fair value through profit or loss | Corporate
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	34,870	34,170
Fair value through profit or loss | Corporate | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	34,870	34,170
Fair value through profit or loss | Corporate | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Corporate | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	34,665	33,864
Fair value through profit or loss | Corporate | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	205	306
Fair value through profit or loss | Commercial mortgage-backed securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,467	1,460
Fair value through profit or loss | Commercial mortgage-backed securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Commercial mortgage-backed securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,464	1,459
Fair value through profit or loss | Commercial mortgage-backed securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	3	1
Fair value through profit or loss | Residential mortgage-backed securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,961	1,625
Fair value through profit or loss | Residential mortgage-backed securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Residential mortgage-backed securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,961	1,625
Fair value through profit or loss | Residential mortgage-backed securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Collateralized debt obligations | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	143	55
Fair value through profit or loss | Collateralized debt obligations | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Collateralized debt obligations | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	143	55
Fair value through profit or loss | Collateralized debt obligations | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Other | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	956	541
Fair value through profit or loss | Other | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss | Other | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	856	508
Fair value through profit or loss | Other | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	100	33
Available-for-sale | Canadian federal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,746	1,832
Available-for-sale | Canadian federal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,746	1,832
Available-for-sale | Canadian federal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Canadian federal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,746	1,832
Available-for-sale | Canadian federal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	13,041	12,652
Available-for-sale | Debt securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	13,041	12,652
Available-for-sale | Debt securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,513	818
Available-for-sale | Debt securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	11,485	11,698
Available-for-sale | Debt securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	43	136
Available-for-sale | Canadian provincial and municipal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,199	1,138
Available-for-sale | Canadian provincial and municipal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,199	1,138
Available-for-sale | Canadian provincial and municipal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Canadian provincial and municipal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,199	1,138
Available-for-sale | Canadian provincial and municipal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | U.S. government and agency | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,527	818
Available-for-sale | U.S. government and agency | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,513	818
Available-for-sale | U.S. government and agency | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	14	0
Available-for-sale | U.S. government and agency | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Other foreign government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	717	752
Available-for-sale | Other foreign government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Other foreign government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	716	752
Available-for-sale | Other foreign government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1	0
Available-for-sale | Corporate
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	5,013	5,894
Available-for-sale | Corporate | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	5,013	5,894
Available-for-sale | Corporate | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Corporate | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	4,971	5,838
Available-for-sale | Corporate | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	42	56
Available-for-sale | Commercial mortgage-backed securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	766	744
Available-for-sale | Commercial mortgage-backed securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Commercial mortgage-backed securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	766	744
Available-for-sale | Commercial mortgage-backed securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Residential mortgage-backed securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	386	398
Available-for-sale | Residential mortgage-backed securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Residential mortgage-backed securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	386	398
Available-for-sale | Residential mortgage-backed securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Collateralized debt obligations | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	804	414
Available-for-sale | Collateralized debt obligations | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Collateralized debt obligations | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	804	345
Available-for-sale | Collateralized debt obligations | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	69
Available-for-sale | Other | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	883	662
Available-for-sale | Other | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Available-for-sale | Other | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	883	651
Available-for-sale | Other | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	11
Cash, cash equivalents and short-term securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	9,506	8,890
Cash, cash equivalents and short-term securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	8,926	7,683
Cash, cash equivalents and short-term securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	580	1,207
Cash, cash equivalents and short-term securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Debt securities | Fair value through profit or loss | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	61,402	59,967
Debt securities | Fair value through profit or loss | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,253	1,103
Debt securities | Fair value through profit or loss | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	59,776	58,447
Debt securities | Fair value through profit or loss | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	373	417
Financial assets	373	417	442
Debt securities | Available-for-sale | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	13,041	12,652
Debt securities | Available-for-sale | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,513	818
Debt securities | Available-for-sale | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	11,485	11,698
Debt securities | Available-for-sale | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	43	136
Financial assets	43	136	191
Equity securities | Fair value through profit or loss | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	4,014	5,078
Equity securities | Fair value through profit or loss | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,967	3,379
Equity securities | Fair value through profit or loss | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,845	1,532
Equity securities | Fair value through profit or loss | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	202	167
Financial assets	202	167	144
Equity securities | Available-for-sale | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	620	942
Equity securities | Available-for-sale | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	398	710
Equity securities | Available-for-sale | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	186	194
Equity securities | Available-for-sale | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	36	38
Financial assets	36	38	7
Derivative assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,112	1,478
Derivative assets | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	27	27
Derivative assets | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,085	1,451
Derivative assets | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Other invested assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	3,322	2,773
Other invested assets | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	898	912
Other invested assets | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	183	140
Other invested assets | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	2,241	1,721
Financial assets	2,241	1,721	1,544
Investment properties | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	7,157	7,067
Investment properties | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Investment properties | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Investment properties | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	7,157	7,067
Financial assets	7,157	7,067	6,592
Total invested assets measured at fair value | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	100,174	98,847
Total invested assets measured at fair value | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	14,982	14,632
Total invested assets measured at fair value | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	75,140	74,669
Total invested assets measured at fair value | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	10,052	9,546
Financial assets	10,052	9,546	8,920
Investments for account of segregated fund holders | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	103,062	106,392
Investments for account of segregated fund holders | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	24,705	27,481
Investments for account of segregated fund holders | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	76,761	77,757
Investments for account of segregated fund holders | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,596	1,154
Financial assets	$ 1,596	$ 1,154	$ 865